Current expected credit losses	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Current expected credit losses	Current expected credit losses
The CECL model applies to our external trade receivables and related party receivables. Our external customers are international oil companies, national oil companies and large independent oil companies. The following table summarizes the movement in the allowance for credit losses for the year ended December 31, 2021.

(In $ millions)	Allowance for credit losses - other current assets	Allowance for credit losses - related party ST	Allowance for credit losses related party LT	Total Allowance for credit losses
January 1, 2020	—	9	—	9
Credit loss expense	3	139	2	144
December 31, 2020	3	148	2	153
Credit loss expense	—	36	(2)	34
Write-off(1)/(2)	(3)	(183)	—	(186)
December 31, 2021	—	1	—	1
(1) In April 2021 we signed a settlement agreement with Aquadrill (formerly Seadrill Partners) which waived all claims on pre-petition positions held and resulted in a write-off of $54 million of trading receivables.
(2) Following the cancellation of the Wintershall contract, a settlement agreement was reached with Northern Ocean to extinguish all outstanding claims. The agreement became effective in December 2021 resulting in the write-off of $129 million of trading receivables and $3 million of reimbursement receivables.
The below table shows the classification of the credit loss expense within the Consolidated Statements of Operations.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020
Management contract expenses	36	142
Other financial items	(2)	2
Total	34	144
Changes in expected credit loss allowance for external and related party trade receivables are included in operating expenses, while changes in the allowances for related party loan receivables are included in other financial items. The decrease in the allowance for the year ended December 31, 2021 was due to the write-off of Northern Ocean and Aquadrill balances following settlement agreements. Refer to Note 27 – "Related party transactions" for details. There is no expected credit loss allowance on the SeaMex trade receivables and loan balances as they were expected to be settled shortly after emergence from Chapter 11. Both the trading and loan balances were fully settled in March 2022.